UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 327-0306

Signature, Place, and Date of Signing:
Pamela Simms        Richmond, Virginia         November 12, 2008
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $146,680,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
3,233,249
47,332
x
ALL
38,125

9,207
A F L A C Inc
COMMON
001055102
1,099,213
18,710
x
ALL
15,010

3,700
A T & T Inc
COMMON
00206R102
297,320
10,649
x
ALL
10,096

553
Abbott Laboratories
COMMON
002824100
431,850
7,500
x
ALL
7,000

500
Alcon Inc
COMMON
H01301102
3,099,377
19,190
x
ALL
16,935

2,255
Altria Group Inc
COMMON
02209S103
1,038,763
54,357
x
ALL
38,130

16,227
Apache Corp
COMMON
037411105
599,089
5,745
x
ALL
3,164

2,581
Automatic Data Processing
COMMON
053015103
4,299,710
100,578
x
ALL
88,274

12,304
Bank Of America Corp
COMMON
060505104
252,000
7,200
x
ALL
3,200

4,000
BB&T Corporation
COMMON
054937107
221,962
5,872
x
ALL
5,122

750
Becton Dickinson & Co Inc
COMMON
075887109
1,806,251
22,505
x
ALL
20,315

2,190
Bed Bath & Beyond
COMMON
075896100
304,677
9,700
x
ALL
7,150

2,550
Berkshire Hathaway Cl B
COMMON
084670207
377,970
86
x
ALL
63

23
C S X Corp
COMMON
126408103
218,280
4,000
x
ALL
0

4,000
Cameron Intl Corp
COMMON
13342B105
5,685,614
147,525
x
ALL
132,255

15,270
Carmax Inc
COMMON
143130102
318,500
22,750
x
ALL
16,050

6,700
Carnival Corp.
COMMON
143658300
3,843,075
108,715
x
ALL
94,055

14,660
ChevronTexaco Corporation
COMMON
166764100
705,781
8,557
x
ALL
6,391

2,166
Choice Hotels Intl
COMMON
169905106
1,120,314
41,340
x
ALL
37,190

4,150
Dentsply Intl Inc
COMMON
249030107
529,314
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
1,145,991
26,788
x
ALL
24,913

1,875
Emerson Electric Co
COMMON
291011104
5,173,844
126,841
x
ALL
112,075

14,766
Extra Space Storage Inc
COMMON
30225T102
2,356,608
153,425
x
ALL
137,900

15,525
Exxon Mobil Corporation
COMMON
30231G102
2,166,869
27,902
x
ALL
17,242

10,660










Page Total


40,325,619.54





















09/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Fastenal Co
COMMON
311900104
2,740,849
55,494
x
ALL
49,250

6,244
Fortune Brands Inc
COMMON
349631101
482,684
8,415
x
ALL
3,815

4,600
General Electric Company
COMMON
369604103
5,822,948
228,351
x
ALL
194,264

34,087
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
2,907,126
66,892
x
ALL
58,823

8,069
H C C Insurance Holdings
COMMON
404132102
251,100
9,300
x
ALL
9300

0
Intel Corp
COMMON
458140100
372,727
19,900
x
ALL
15,500

4,400
J M Smucker Co New
COMMON
832696405
211,631
4,175
x
ALL
3,500

675
J P Morgan Chase & Co
COMMON
46625H100
515,381
11,036
x
ALL
11,036

0
Johnson & Johnson
COMMON
478160104
613,128
8,850
x
ALL
8,700

150
Kohl's Corp Com
COMMON
500255104
3,672,806
79,705
x
ALL
72,115

7,590
Linear Technology Corp
COMMON
535678106
3,404,486
111,040
x
ALL
100,615

10,425
Lowes Companies Inc
COMMON
548661107
509,335
21,500
x
ALL
13,450

8,050
Marlin Business Srvs Corp
COMMON
571157106
1,627,541
191,927
x
ALL
174,340

17,587
Marshall & Ilsley Corp
COMMON
571837103
2,738,506
135,906
x
ALL
120,956

14,950
McGraw-Hill Cos
COMMON
580645109
883,183
27,940
x
ALL
25,540

2,400
Medtronic Inc
COMMON
585055106
2,059,611
41,110
x
ALL
31,160

9,950
Meredith Corporation
COMMON
589433101
3,239,742
115,540
x
ALL
101,115

14,425
Microsoft Corp
COMMON
594918104
999,807
37,460
x
ALL
31,660

5,800
Natl Oilwell Varco Inc
COMMON
637071101
4,649,791
92,570
x
ALL
83180

9,390
Noble Corp
COMMON
G65422100
5,217,954
118,860
x
ALL
108,315

10,545
Norfolk Southern Corp
COMMON
655844108
238,356
3,600
x
ALL
0

3,600
Oneok Inc New
COMMON
682680103
4,524,150
131,516
x
ALL
115,881

15,635
Oracle Corporation
COMMON
68389X105
4,763,670
234,548
x
ALL
212,393

22,155
Pall Corp
COMMON
69642930
2,431,029
70,690
x
ALL
66,980

3,710










Page Total


54,877,542.47





















09/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Paychex Inc
COMMON
704326107
2,473,579
74,889
x
ALL
64,201

10,688
Pepsico Incorporated
COMMON
713448108
6,157,372
86,395
x
ALL
68,195

18,200
PetSmart, Inc
COMMON
716768106
1,202,142
48,650
x
ALL
42,450

6,200
Pfizer Incorporated
COMMON
717081103
256,316
13,900
x
ALL
10,150

3,750
Philip Morris Intl
COMMON
718172109
5,173,251
107,552
x
ALL
88,500

19,052
Plum Creek Timber Co
COMMON
729251108
485,537
9,738
x
ALL
6,450

3,288
Portfolio Recovery Assoc
COMMON
73640Q105
5,269,790
108,365
x
ALL
96,950

11,415
Principal Financial Group
COMMON
74251V102
1,620,611
37,264
x
ALL
33,035

4,229
Procter & Gamble Co
COMMON
742718109
4,433,957
63,624
x
ALL
54,082

9,542
Royal Dutch Shell PLC A
COMMON
780259206
255,690
4,333
x
ALL
1,933

2,400
Sysco Corp
COMMON
871829107
1,328,619
43,095
x
ALL
29,570

13,525
The Southern Company
COMMON
842587107
327,828
8,698
x
ALL
2,748

5,950
Transocean Inc
COMMON
G90073100
4,685,006
42,653
x
ALL
35,758

6,895
UDR, Inc
COMMON
902653104
394,211
15,075
x
ALL
13,625

1,450
United Parcel Service B
COMMON
911312106
537,081
8,540
x
ALL
4,890

3,650
Varian Medical Systems
COMMON
92220P105
449,042
7,860
x
ALL
4,200

3,660
Vodafone Group Plc Adr
COMMON
92857W209
309,953
14,025
x
ALL
7,250

6,775
Wshngtn Rl Est Invstmt Tr
COMMON
939653101
513,736
14,025
x
ALL
12,375

1,650
Weatherford Intl Ltd.
COMMON
G95089101
4,320,309
171,850
x
ALL
154435

17,415
Wellpoint Hlth Ntwks New
COMMON
94973V107
3,368,469
72,022
x
ALL
60,531

11,491
Western Union
COMMON
959802109
3,831,078
155,293
x
ALL
138,795

16,498
Willis Group Holdings
COMMON
G96655108
3,721,159
115,349
x
ALL
100,865

14,484
Wyeth
COMMON
983024100
362,381
9,810
x
ALL
3,810

6,000
Paychex Inc
COMMON
704326107
2,473,579
74,889
x
ALL
64,201

10,688










Page Total


51,477,115.75
















Grand Total


146,680,277.76
















